NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of anti-dilutive

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Year ended December 31, 2016 (Shares)	Year ended December 31, 2015 (Shares)

Restricted stock awards – unvested	-	4,320,000
Warrants to purchase shares of common stock	6,219,200	6,219,200
	6,219,200	10,539,200